Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $)	6 Months Ended
	Jun. 30, 2012 Integer	Jun. 30, 2011
Derivative Instruments and Hedges, Assets [Abstract]
Number of interest rate swap, cap and floor agreements	37
Notional amount of interest rate swap, cap and floor agreements maturing from March 2013 through November 2017	$ 3,500,000,000
Losses on cash flow hedges transferred from other comprehensive income to statement of operations	6,818,000	6,670,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	13,648,000
Convertible Senior Notes estimated fair value through Level 2 inputs	500,500,000
Ocean Rig senior notes estimated fair value through Level 2 inputs	485,500,000
Credit Facility (fixed rate) estimated fair value through Level 2 inputs	542,650,000
Convertible Senior Notes carrying amount net of financing fees	578,146,000
Ocean Rig senior notes carrying amount net of financing fees	490,677,000
Credit Facility (fixed rate) carrying amount net of financing fees	$ 477,688,000